Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Unsatisfied performance obligations with an expected original maturity of more than one year	€ 250	€ 225
Balance of receivables from commission and fee income	831	903
Balance of contract liabilities associated to commission and fee income	€ 84	€ 90